Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Loss [Abstract]
Unrealized gains (losses) on available for sale securities	$ 296	$ (751)	$ 800
Unrecognized expense for defined benefit pension	(2,493)	(908)	(2,219)
Accumulated other comprehensive loss	$ (2,197)	$ (1,659)	$ (1,419)